CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			117 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Expenses
Field camps expenses	$ 393,159	$ 275,854	$ 251,790	$ 1,266,021
Surveying	0	0	5,281	55,509
Geophysics	0	5,001	151,142	156,144
Geochemistry	2,891	4,221	22,599	174,162
Geology	0	0	0	1,290,557
Drilling	0	0	269,391	3,048,068
Environmental testing	0	0	0	28,210
Mineral properties	0	0	0	663,045
Consulting fees - related parties	131,736	0	0	144,136
Consulting fees - others	0	0	0	109,879
Management fees	0	0	0	2,000
Professional fees	266,042	155,433	451,376	3,024,460
General and administrative expenses	321,808	1,108,643	1,804,166	4,487,428
Gain on sale of capital assets	0	0	(100)	(111,919)
Depreciation	46,981	46,316	112,163	648,168
Net operating loss	(1,162,617)	(1,595,468)	(3,067,808)	(14,985,868)
Interest income	2,209	15,277	56,531	86,469
(Loss) /gain on common share purchase warrants	105,739	0	263,398	449,952
Rental income	0	0	0	6,720
Warrant modification	0	0	0	(1,057,787)
Loss on deposit	0	0	0	(50,000)
Net loss from continuing operations	(1,054,669)	(1,580,191)	(2,747,879)	(15,550,514)
Net loss from discontinued operation	(107,956)	(18,526,720)	(2,522,840)	(27,229,174)
Net loss and comprehensive loss	$ (1,162,625)	$ (20,106,911)	$ (5,270,719)	$ (42,779,688)
Basic and diluted loss per common share from continuing operations	$ (0.02)	$ (0.03)	$ (0.04)
Basic and diluted loss per common share from discontinued operations	$ 0.00	$ (0.29)	$ (0.04)
Basic and diluted loss per common share	$ (0.02)	$ (0.32)	$ (0.08)
Weighted average number of basic and diluted common shares outstanding	73,633,292	62,753,840	62,753,840